UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7066

Salomon Brothers Emerging Markets Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: August 31

Date of reporting period: May 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS EMERGING MARKETS

INCOME FUND INC.

FORM N-Q

MAY 31, 2006

Salomon Brothers Emerging Markets Income Fund Inc.

Schedule of Investments (unaudited)	May 31, 2006

Face Amount†		Security (a)	Value
SOVEREIGN BONDS — 82.9%
Argentina — 3.5%
		Republic of Argentina:
500,000	DEM	7.000% due 3/18/04 (b)	$101,698
1,000,000	EUR	9.000% due 4/26/06 (b)	392,996
550,000	EUR	8.250% due 7/6/10 (b)	210,854
950,000	DEM	11.750% due 11/13/26 (b)	182,318
1,911,962	ARS	Discount Bonds, 5.830% due 12/31/33	673,228
		GDP Linked Securities:
10,662,020	ARS	0.000% due 12/15/35 (b)(c)	274,714
600,000	EUR	0.000% due 12/15/35 (b)(c)	71,220
490,000		0.000% due 12/15/35 (b)(c)	44,835
		Medium-Term Notes:
500,000,000	ITL	7.000% due 3/18/04 (b)	99,824
1,000,000	EUR	10.000% due 2/22/07 (b)	402,620
100,000		Par Bonds, 1.330% due 12/31/38	34,875

		Total Argentina	2,489,182

Brazil — 19.6%
		Federative Republic of Brazil:
6,470,000		11.000% due 8/17/40	7,885,312
		Collective Action Securities:
4,938,000		8.000% due 1/15/15	5,150,334
755,000		8.750% due 2/4/25	808,794

		Total Brazil	13,844,440

Chile — 1.7%
1,225,000		Republic of Chile, Collective Action Securities, 5.526% due 1/28/08	1,231,125

Colombia — 4.8%
		Republic of Colombia:
325,000		10.750% due 1/15/13	390,325
1,645,000		11.750% due 2/25/20	2,237,200
175,000		8.125% due 5/21/24	184,187
460,000		10.375% due 1/28/33	602,600

		Total Colombia	3,414,312

Ecuador — 2.2%
1,570,000		Republic of Ecuador, 9.000% due 8/15/30 (c)(d)	1,544,488

El Salvador — 1.8%
		Republic of El Salvador:
670,000		7.750% due 1/24/23 (d)	713,550
490,000		8.250% due 4/10/32 (d)	520,625

		Total El Salvador	1,234,175

Indonesia — 0.5%
300,000		Republic of Indonesia, 8.500% due 10/12/35 (d)	325,680

Malaysia — 2.9%
1,125,000		Federation of Malaysia, 8.750% due 6/1/09	1,217,687
840,000		Penerbangan Malaysia Berhad, 5.625% due 3/15/16 (d)	815,413

		Total Malaysia	2,033,100

Mexico — 13.7%
		United Mexican States:
325,000		11.375% due 9/15/16	442,813
		Medium-Term Notes:
5,610,000		5.625% due 1/15/17	5,224,312

See Notes to Schedule of Investments.

Salomon Brothers Emerging Markets Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2006

Face Amount†	Security (a)	Value
Mexico — 13.7% (continued)
935,000	8.300% due 8/15/31	$1,066,835
	Series A:
566,000	6.375% due 1/16/13	568,264
2,331,000	6.625% due 3/3/15	2,361,303

	Total Mexico	9,663,527

Panama — 3.2%
	Republic of Panama:
725,000	9.625% due 2/8/11	819,250
320,000	8.875% due 9/30/27	375,200
494,000	9.375% due 4/1/29	603,297
494,000	6.700% due 1/26/36	469,918

	Total Panama	2,267,665

Peru — 3.1%
	Republic of Peru:
1,818,750	FLIRB, 4.500% due 3/7/17	1,746,000
456,620	PDI, 5.000% due 3/7/17	440,638

	Total Peru	2,186,638

Philippines — 1.5%
840,000	Republic of the Philippines, 10.625% due 3/16/25	1,054,200

Russia — 9.8%
	Russian Federation:
750,000	11.000% due 7/24/18 (d)	1,045,312
275,000	12.750% due 6/24/28 (d)	469,219
5,030,000	5.000% due 3/31/30 (d)	5,369,525

	Total Russia	6,884,056

South Africa — 1.6%
1,075,000	Republic of South Africa, 6.500% due 6/2/14	1,101,875

Turkey — 6.8%
	Republic of Turkey:
250,000	11.750% due 6/15/10	292,188
775,000	11.500% due 1/23/12	933,875
75,000	11.000% due 1/14/13	90,188
1,279,000	7.000% due 6/5/20	1,231,037
605,000	11.875% due 1/15/30	862,125
373,000	8.000% due 2/14/34	371,601
	Collective Action Securities, Notes:
675,000	9.500% due 1/15/14	766,125
280,000	7.375% due 2/5/25	270,200

	Total Turkey	4,817,339

Ukraine — 1.0%
675,000	Republic of Ukraine, 8.235% due 8/5/09 (d)	717,188

Uruguay — 1.0%
	Republic of Uruguay, Benchmark Bonds:
175,000	7.500% due 3/15/15	174,125
554,382	7.875% due 1/15/33 (e)	534,979

	Total Uruguay	709,104

Venezuela — 4.2%
	Bolivarian Republic of Venezuela:
139,000	Bonds, 5.750% due 2/26/16	124,231
75,000	5.375% due 8/7/10 (d)	72,188

See Notes to Schedule of Investments.

Salomon Brothers Emerging Markets Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2006

Face Amount†		Security (a)	Value
Venezuela — 4.2% (continued)
1,053,000		8.500% due 10/8/14	$1,138,556
675,000		7.650% due 4/21/25	684,281
		Collective Action Securities:
100,000		9.375% due 1/13/34	119,725
700,000		Notes, 10.750% due 9/19/13	845,250

		Total Venezuela	2,984,231

		TOTAL SOVEREIGN BONDS (Cost — $57,224,538)	58,502,325

CORPORATE BONDS & NOTES — 11.9%
Brazil — 0.4%
275,000		Vale Overseas Ltd., Notes, 6.250% due 1/11/16	265,375

Chile — 0.3%
225,000		Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (d)	217,684

Mexico — 5.3%
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
40,000		10.250% due 6/15/07	41,600
100,000		9.375% due 5/1/12	107,000
20,000		12.500% due 6/15/12	22,200
		Pemex Project Funding Master Trust:
115,000		6.125% due 8/15/08	115,287
800,000		9.125% due 10/13/10	884,000
1,800,000		8.000% due 11/15/11	1,926,000
275,000		Guaranteed Bonds, 10.000% due 9/15/27	332,750
4,000,000	MXN	Telefonos de Mexico SA de CV, Senior Notes, 8.750% due 1/31/16	327,054

		Total Mexico	3,755,891

Russia — 5.5%
2,400,000		Gaz Capital SA, Notes, 8.625% due 4/28/34 (d)	2,826,480
1,030,000		Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (d)	1,032,575

		Total Russia	3,859,055

Venezuela — 0.4%
330,000		Petrozuata Finance Inc., 8.220% due 4/1/17	311,850

		TOTAL CORPORATE BONDS & NOTES (Cost — $8,436,310)	8,409,855

Warrants
WARRANTS — 0.3%
1,500		Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20*	52,500
16,000		United Mexican States, Series XW05, Expires 11/9/06*	32,000
13,000		United Mexican States, Series XW10, Expires 10/10/06*	46,800
12,000		United Mexican States, Series XW20, Expires 9/1/06*	81,000

		TOTAL WARRANTS (Cost — $166,000)	212,300

See Notes to Schedule of Investments.

Salomon Brothers Emerging Markets Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2006

Contracts		Security	Value
PURCHASED OPTIONS — 0.1%
2,000,000	EUR	Argentina, Call @ 30 Euro, expires 8/18/06	14,116
2,000,000	EUR	Argentina, Call @ 30 Euro, expires 9/27/06	14,116

		TOTAL PURCHASED OPTIONS (Cost — $171,386)	28,232

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $65,998,234)	$67,152,712

Face Amount
SHORT-TERM INVESTMENT — 4.8%
Repurchase Agreement — 4.8%
$3,416,000		Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement dated 5/31/06, 5.020% due 6/1/06; Proceeds at maturity - $3,416,476; (Fully collateralized by U.S. Treasury Note, 4.125% due 8/15/08; Market value - $3,488,193) (Cost — $3,416,000)	3,416,000

		TOTAL INVESTMENTS — 100.0% (Cost — $69,414,234#)	70,568,712

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All securities are segregated as collateral pursuant to an outstanding loan agreement and futures contracts.
(b)	Security is currently in default.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2006.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS - Argentine Peso

DEM - German Mark

EUR - Euro

FLIRB - Front-Loaded Interest Reduction Bonds

GDP - Gross Domestic Product

ITL - Italian Lira

MXN - Mexican Peso

PDI - Past Due Interest

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Emerging Markets Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically

Notes to Schedule of Investments (unaudited) (continued)

involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,855,922
Gross unrealized depreciation	(1,701,444)

Net unrealized appreciation	$1,154,478

At May 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S Treasury 10 Year Note	60	6/06	$6,441,805	$6,304,687	$137,118
U.S Treasury 10 Year Note	40	9/06	4,209,105	4,196,875	12,230

Net Unrealized Gain on Open Futures Contracts					$149,348

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Emerging Markets Income Fund Inc.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 28, 2006

By /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: July 28, 2006